Organization and Basis of Presentation (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Jun. 21, 2016	Jun. 21, 2016
Place of incorporation	DE	DE